Financial Statements (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Financial Statements

NOTE 1. General Organization and Business

The Company was organized August 26, 2010 (Date of Inception) under the laws of the State of Nevada, as JA Energy. The Company was incorporated as a subsidiary of Reshoot Production Company, a Nevada corporation. Reshoot Production Company was incorporated October 31, 2007, and, at the time of spin off was listed on the Over the Counter Bulletin Board. The Company is a Development Stage Company as defined by FASB ASC 915 "Development Stage Entities". The Company plans to use a patented varietal Jerusalem Artichoke, whereby the syrup by-product from the artichoke is converted and processed into ethanol.